Plan Termination	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
7.	Plan Termination
Although it has expressed no intent to do so, the Company reserves the right to change or terminate the Plan at any time subject to the provisions of ERISA. In the event of termination of the Plan, the value of each participant’s account as of the date of termination shall immediately become nonforfeitable and fully vested.